Administrative Class Supplement

June 25, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 25, 2009 to the Administrative Class Prospectus dated February 27, 2009 of:

Administrative Class Portfolio

Prime Portfolio

The first and second sentences of the first paragraph of the section of the Prospectus entitled "Prime Portfolio—Approach" are hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

* * *

The following is hereby added as the last paragraph of the section of the Prospectus entitled "Prime Portfolio—Principal Risks":

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

* * *

The following is hereby added as the last sentence of the second paragraph of the section of the Prospectus entitled "Additional Investment Strategy and Risk Information—Bank Obligations":

Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Please retain this supplement for future reference.

LFADMSPT2

Advisory Class Supplement

June 25, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 25, 2009 to the Advisory Class Prospectus dated February 27, 2009 of:

Advisory Class Portfolio

Prime Portfolio

The first and second sentences of the first paragraph of the section of the Prospectus entitled "Prime Portfolio—Approach" are hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

***

The following is hereby added as the last paragraph of the section of the Prospectus entitled "Prime Portfolio—Principal Risks":

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

***

The following is hereby added as the last sentence of the second paragraph of the section of the Prospectus entitled "Additional Investment Strategy and Risk Information—Bank Obligations":

Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Please retain this supplement for future reference.

LFADVSPT2

Cash Management Class Supplement

June 25, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 25, 2009 to the Cash Management Class Prospectus dated February 27, 2009 of:

Cash Management Class

Prime Portfolio

The first and second sentences of the first paragraph of the section of the Prospectus entitled "Prime Portfolio—Approach" are hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

***

The following is hereby added as the last paragraph of the section of the Prospectus entitled "Prime Portfolio—Principal Risks":

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

***

The following is hereby added as the last sentence of the second paragraph of the section of the Prospectus entitled "Additional Investment Strategy and Risk Information—Bank Obligations":

Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Please retain this supplement for future reference.

LFCMCSPT2

Institutional Class Supplement

June 25, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 25, 2009 to the Institutional Class Prospectus dated February 27, 2009 of:

Institutional Class Portfolio

Prime Portfolio

The first and second sentences of the first paragraph of the section of the Prospectus entitled "Prime Portfolio—Approach" are hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

***

The following is hereby added as the last paragraph of the section of the Prospectus entitled "Prime Portfolio—Principal Risks":

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

***

The following is hereby added as the last sentence of the second paragraph of the section of the Prospectus entitled "Additional Investment Strategy and Risk Information—Bank Obligations":

Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Please retain this supplement for future reference.

LFICSPT2

Investor Class Supplement

June 25, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 25, 2009 to the Investor Class Prospectus dated February 27, 2009 of:

Investor Class Portfolio

Prime Portfolio

The first and second sentences of the first paragraph of the section of the Prospectus entitled "Prime Portfolio—Approach" are hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

***

The following is hereby added as the last paragraph of the section of the Prospectus entitled "Prime Portfolio—Principal Risks":

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

***

The following is hereby added as the last sentence of the second paragraph of the section of the Prospectus entitled "Additional Investment Strategy and Risk Information—Bank Obligations":

Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Please retain this supplement for future reference.

LFINVRSPT2

Participant Class Supplement

June 25, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 25, 2009 to the Participant Class Prospectus dated February 27, 2009 of:

Participant Class Portfolio

Prime Portfolio

The first and second sentences of the first paragraph of the section of the Prospectus entitled "Prime Portfolio—Approach" are hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

***

The following is hereby added as the last paragraph of the section of the Prospectus entitled "Prime Portfolio—Principal Risks":

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

***

The following is hereby added as the last sentence of the second paragraph of the section of the Prospectus entitled "Additional Investment Strategy and Risk Information—Bank Obligations":

Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Please retain this supplement for future reference.

LFPCSPT2

Service Class Prospectus Supplement

June 25, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 25, 2009 to the Service Class Prospectus dated February 27, 2009 of:

Service Class Portfolio

Prime Portfolio

The first and second sentences of the first paragraph of the section of the Prospectus entitled "Prime Portfolio—Approach" are hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

***

The following is hereby added as the last paragraph of the section of the Prospectus entitled "Prime Portfolio—Principal Risks":

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

***

The following is hereby added as the last sentence of the second paragraph of the section of the Prospectus entitled "Additional Investment Strategy and Risk Information—Bank Obligations":

Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

Please retain this supplement for future reference.

LFSCSSPT2